Kurv SpaceX Enhanced Income ETF
Schedule of Investments
August 31, 2026 (Unaudited)

PURCHASED OPTIONS - 8.1% (a)	Notional Amount	Contracts		Value
Call Options - 8.1%
Space Exploration Technologies Corp., Expiration: 09/18/2026; Exercise Price: $135.00	$ 5,532,065	385		$ 449,141
TOTAL PURCHASED OPTIONS (Cost $639,441)				449,141

SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 92.3% (b)(c)		Par		Value
3.56%, 09/03/2026		$ 1,550,000		1,549,691
3.77%, 12/24/2026		1,800,000		1,778,363
3.71%, 03/18/2027		1,850,000		1,811,702
TOTAL U.S. TREASURY BILLS (Cost $5,141,778)				5,139,756

MONEY MARKET FUNDS - 2.5% (d)		Shares		Value
Fidelity Government Portfolio - Institutional Class, 3.56%		142,072		142,072
TOTAL MONEY MARKET FUNDS (Cost $142,072)				142,072

TOTAL INVESTMENTS - 102.9% (Cost $5,923,291)				5,730,969
Liabilities in Excess of Other Assets - (2.9)%			(0.02852)	(158,930)
TOTAL NET ASSETS - 100.0%				$ 5,572,039

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.
(b)	The rate shown is the annualized yield as of August 31, 2026.
(c)
All or a portion of the security has been pledged as collateral for written options. The fair value of assets committed as collateral as of August 31, 2026 was $4,747,605 which represented 85.2% of net assets.

(d)	The rate shown represents the 7-day annualized yield as of August 31, 2026.

Kurv SpaceX Enhanced Income ETF
Schedule of Written Options
August 31, 2026 (Unaudited)

WRITTEN OPTIONS - (2.8)% (a)	Notional Amount	Contracts	Value
Call Options - (0.9)%
Space Exploration Technologies Corp.
Expiration: 09/04/2026; Exercise Price: $152.50	$ (2,370,885)	(165)	$ (11,421)
Expiration: 09/11/2026; Exercise Price: $150.00	(2,370,885)	(165)	(39,732)
Total Call Options			(51,153)

Put Options - (1.9)%
Space Exploration Technologies Corp., Expiration: 09/18/2026; Exercise Price: $135.00	(5,532,065)	(385)	(104,639)
TOTAL WRITTEN OPTIONS (Premiums received $709,028)			$ (155,792)

Percentages are stated as a percent of net assets.

(a)	100 shares per contract.

Summary of Fair Value Disclosure as of August 31, 2026 (Unaudited)

Kurv SpaceX Enhanced Income ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Purchased Options	$ –	$ 449,141	$ –	$ 449,141
U.S. Treasury Bills	–	5,139,756	–	5,139,756
Money Market Funds	142,072	–	–	142,072
Total Investments	$ 142,072	$ 5,588,897	$ –	$ 5,730,969

Liabilities:
Investments:
Written Options	$ –	$ (155,792)	$ –	$ (155,792)
Total Investments	$ –	$ (155,792)	$ –	$ (155,792)

Refer to the Schedule of Investments for further disaggregation of investment categories.

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